Supplementary Financial Information (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Interest	$ 416	$ 330	$ 519	$ 441	$ 409
Less capitalized interest	(30)	(20)	(29)	(18)	(13)
Total interest payments (net of amounts capitalized)	386	310	490	423	396
Federal	45	84	109	99	61
State	29	28	28	24	23
Total payments in lieu of income taxes	74	112	137	123	84
Construction expenditures financed through accounts payable	$ 473	$ 342	$ 319	$ 305	254
Transfer of title to assets constructed for and prepaid by LP&L					$ 150